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                          RNC LIQUID ASSETS FUND, INC.
                       1995 Annual Report to Shareholders





Dear Shareholder:


         We are pleased to present the annual report on the operations of the RNC Liquid Assets Fund, Inc. for the year ended September 30, 1995. Your Fund has continued to exhibit a strong performance record. We sincerely appreciate the confidence you have placed in your Fund's management and extend a special welcome to all new shareholders.

         The average dollar-weighted portfolio maturity of your Fund on September 30, 1995 was 51 days. Purchases continue to be high quality, highly liquid investments which allow adjustment to the portfolio's maturity in the event of a change in the interest rate forecast. Each issue is monitored to assure that it meets our demanding standards of creditworthiness.

         The Fund's portfolio diversification and maturity range will continue to be adjusted based upon the interest rate forecast under fluctuating market conditions.

         We assure you of our continuing dedication to achieve superior investment results, and look forward to continued service to you. If you have any questions concerning your investment, please feel free to contact us.

Sincerely,




DANIEL J. GENTER                      ERIC M. BANHAZL
President                             President
RNC Capital Management Co.            RNC Liquid Assets Funds, Inc.

Tait, Weller & Baker
Certified Public Accountants



               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Board of Directors and Shareholders of RNC Liquid Assets Fund, Inc.

We have audited the accompanying statement of assets and liabilities of RNC Liquid Assets Fund, Inc., including the investment portfolio, as of September 30, 1995, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RNC Liquid Assets Fund, Inc. As of September 30, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in accordance with generally accepted accounting principles.



Tait, Weller & Baker

Philadelphia, Pennsylvania
October 27, 1995


RNC LIQUID ASSETS FUND, INC.
INVESTMENT PORTFOLIO
September 30, 1995



                                                                                Principal
                                                                                Amount                  Value
Commercial Paper - 79.06%
        American Express Corp., 5.66%, 03-12-96                                 $1,000,000              $1,000,000
        Banque Nationale de Paris, 5.68%, 11-14-95                               1,200,000               1,191,669
        Duff & Phelps Utility Corp., 5.67%, 01-09-96                             1,500,000               1,476,375
        Dynamic Funding Corp., 5.81%, 10-17-95                                   1,000,000                 997,418
        Enterprise Funding Corp., 5.65%, 11-22-95                                1,500,000               1,487,758
        Fleetwood Credit Corp., 5.77%, 10-26-95                                  1,000,000                 995,993
        Ford Motor Corp., 5.75%, 10-30-95                                        1,000,000               1,000,000
        GE Capital Corp, 6.23%, 10-16-95                                         2,000,000               2,000,000
        GMAC Corp., 5.84%, 02-12-96                                              1,000,000               1,000,000
        Industrial Funding Corp., 5.78%, 11-15-95                                1,000,000                 992,775
        John Deere Capital Corp., 5.56%, 01-24-96                                1,500,000               1,500,000
        Mobil Aust Finance Corp., 5.80%, 10-03-95                                  995,000                 994,679
        Orix Norinchukin Corp., 5.73%, 10-20-95                                  1,500,000               1,495,464
        Pacific Dunlop Holdings Inc., 5.63%, 02-29-96                            1,509,000               1,473,365
        Plantation Pineline Corp., 5.67%, 11-29-95                               1,000,000                 990,708
        Progress Funding Corp., 5.70%, 11-10-95                                  1,000,000                 993,667
        Rabobank Nederland Corp., 5.80%, 02-01-96                                1,000,000               1,000,000
        Receivables Capital Corp, 5.65%, 12-08-95                                1,000,000                 989,328
        Sanwa Business Credit Corp., 5.77%, 10-12-95                             1,000,000                 998,237
        Shinhan Bank, 5.77%, 11-07-95                                            1,000,000                 994,070
        Sydney Cap Corp., 5.70%, 12-14-95                                        1,000,000                 988,283
                                                                                                           -------
                                                                                                        24,559,789
                                                                                                        ----------
Federal Agency Securitites - 6.44%
        Student Loan Marketing Association, 5.590%, 2-17-98                      2,000,000               2,000,000
                                                                                                         ---------

Corporate Notes - 7.08%
        Toyota Motor Credit Medium Term Note, 5.439%, 1-12-96                    2,200,000               2,199,976
                                                                                                         ---------

Overnight Repurchase Agreement - 7.37%
        Clarke Repo, 6.125%, 10-02-95
        (Collaterized by $2,296,837 U.S. Treasury Note, 4.25%,
        due 12/31/95).                                                           2,290,000               2,290,000
                                                                                                         ---------

Total Investment Portfolio - 99.95%                                                                     31,049,765

Assets in Excess
        of Other Liabilities - Net - 0.05%                                                                  16,277
                                                                                                            ------

Net Assets - 100.0%                                                                                    $31,066,042
                                                                                                       ===========


RNC LIQUID ASSETS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995




        Investment portfolio (Note1)
            (Cost $31,049,765)                                                  $31,049,765
        Cash                                                                            133
        Interest receivable                                                         139,244
        Prepaid expenses                                                             55,169
                                                                                     ------

            Total Assets                                                         31,244,311
                                                                                 ----------


Liabilities:
        Accrued expenses                                                             42,002
        Dividends payable                                                           136,267
                                                                                    -------

            Total Liabilities                                                       178,269
                                                                                    -------


Net Assets* - (equivalent to $1.00 per share based on
             31,066,042 shares of capital stock outstanding)                    $31,066,042
                                                                                ===========





*  Net Assets consist entirely of paid in capital in the amount of $31,066,042.

RNC LIQUID ASSETS FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1995






Investment Income:
        Interest                                                           $    2,214,527


Expenses:
        Management fees                                $       106,810
        Professional fees                                       64,679
        Administration fees                                     48,001
        Registration fees                                       20,622
        Audit fees                                              13,972
        Transfer Agent fees                                     12,930
        Insurance expense                                       10,685
        Directors fees                                           8,502
        Fund Accounting fees                                     7,162
        Custodian fees                                           6,265
        Other expenses                                           6,010
        Printing expense                                           995
                                                                   ---

            Total expenses                                                        306,633
                                                                                  -------


        Net investment income                                                   1,907,894



        Net Increase in Net Assets Resulting
             from Operations                                            $       1,907,894

RNC LIQUID ASSETS FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS




                                                For the Years Ended
                                                September 30,

                                                1995            1994



Increase in Net Assets from Operations   $   1,907,894    $  1,154,595

Distributions to Shareholder from Net
    Investment Income                       (1,907,894)     (1,154,595)


Capital Share Transactions (net)            12,619,918      14,429,414


Total Increase (Decrease) in Net Assets    (12,619,918)     14,429,414


Net Assets
    Beginning of year                       43,685,960      29,256,546


    End of year                          $  31,066,042   $  43,685,960

RNC LIQUID ASSETS FUNDS, INC.
CONDENSED FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS




                        For the Years Ended September 30,

Per Share Operating
Performance                     1995            1994            1993            1992            1991

Net Asset Value
        at beginning of year    $1.000          $1.000          $1.000          $1.000          $1.000

Income from investment
operations:
        Net investment income    0.050           0.032           0.026           0.038           0.064

Less distributions:
        Distributions from net
        investment income       (0.050)         (0.032)         (0.026)         (0.038)         (0.064)

Net Asset Value
        at end of year          $1.000          $1.000          $1.000          $1.000          $1.000


Total Return                     5.10%           3.20%           2.65%           3.83%           6.34%



Ratios/Supplemental Data:

Net Assets,
        end of period (000's)  $31,066         $43,686         $29,257         $46,563         $66,857

Ratio of expenses to
        average net assets        0.8%            0.7%            0.7%            0.8%            0.9%

Ratio of net investment
        income to average
        net assets                5.0%            3.2%            2.6%            3.9%            6.4%



                          RNC LIQUID ASSETS FUND, INC.
                          Notes to Financial Statements
                               September 30, 1995







                          RNC LIQUID ASSETS FUND, INC.

                    Notes to Financial Statements (Continued)
September 30, 1995
A:\NOTES.WPD

1.       Significant Accounting Policies.

     RNC Liquid Assets Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The following is a summary of significant accounting policies followed by the Fund.

     Portfolio Valuation. Portfolio securities are valued using the amortized cost method which approximates market.

     Federal Income Tax. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to its shareholders. Therefore, no Federal income tax provision is required.

     Distributions to Shareholders. Distributions to shareholders are declared daily from the total of net investment income and net realized gains on investments, if any.

     Deferred Costs. Prepaid expenses are being amortized on a straight-line basis over a twelve month period.

Other. As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is recognized on the accrual basis.

2.       Capital Share Transactions.

As of September 30, 1995 there were 500,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

Shares and Dollar Amount

                                                                    For The Year Ended September 30,

                                                                1995                               1994

     Shares sold                                              131,917,129                      108,890,802
     Shares issued in reinvestment
       of distributions                                           285,525                          167,635
                                                              107,406,501                      109,058,437
     Shares redeemed                                          119,582,736                       94,629.023
       Net increase/(decrease)                               (12,176,235)                       14,429,414
     Amount (Net Asset Value = $1.00)                     $  (12,176,235)                     $ 14,429,414


3.       Investment Advisory Fees and Other Transactions with Affiliates.

The investment advisory fee of $106,810 was paid pursuant to an agreement with RNC Capital Management Co. (RNC). Under the agreement RNC is responsible for the management of the Fund's portfolio and also provides personnel, facilities, equipment and other services necessary to the management of the Fund. The Agreement provides for monthly fees computed at an annual rate of .41% of the Fund's average daily net assets. For the year ended September 30, 1995, RNC voluntarily waived a portion of the fee which amounted to .13% of the Fund's average daily net assets.

The agreement obligates RNC to reimburse the Fund to the extent that the Fund's expenses (excluding interest, taxes, brokers fees and commissions, extraordinary items and distribution expenses) exceed the expense limitations applicable to the fund imposed by state securities laws or regulations. In addition, from time to time, RNC may voluntarily reimburse a portion of the Fund's other expenses. For the year ended September 30, 1995, the Fund's expenses did not exceed such expense limitations and required no reimbursement by RNC.

Certain officers of the Fund are also officers of the underwriter and administrator. The Fund paid the administrator $48,000 for the year ended September 30, 1995.

     Midvale Securities Corporation (MSC), an affiliate of RNC, waived all fees, in its capacity as Shareholder Servicing Agent, for shareholder related servicing undertaken pursuant to a shareholder-approved plan. The maximum amount of payment to MSC under this plan is .25%.